Schedule of Property, Plant and Equipment (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	7,823,272
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	265,872
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	7,557,400
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	1,533,158
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	53,140
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	1,480,018
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	1,897,882
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	325,365
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	1,572,517
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	5,822,237
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	235,746
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	5,586,491
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	3,168,448
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	12,343
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	3,156,105
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	963,900
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	312,749
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	651,151
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	21,208,897
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	1,205,215
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	20,003,682
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		7,625,883
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		193,038
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		7,432,845
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		1,533,158
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		38,866
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		1,494,292
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		1,897,882
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		222,017
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		1,675,865
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		5,713,537
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		144,839
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		5,568,698
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		2,910,023
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15		2,910,023
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16		769,314
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17		285,642
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18		483,672
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19		20,449,797
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20		884,402
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21		19,565,395
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1			1,890,166
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2			0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3			2,651,069
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4			340,963
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5			231,702
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6			109,261
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7			2,231,129
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8			231,702
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9			2,760,330